Schedule of Finance Lease (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Leases
Financing lease liabilities current			$ 11,121
Financing lease liabilities non-current
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Accounts payable	Accounts payable	Accounts payable